UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C. 20549

                                 FORM N-Q

    QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
                            INVESTMENT COMPANY


Investment Company Act File number 811-2857

Name of Fund:  Intermediate Term Portfolio of
               Merrill Lynch Bond Fund, Inc.

Fund Address:  P.O. Box 9011
               Princeton, NJ  08543-9011

Name and address of agent for service:  Robert C. Doll, Jr., Chief Executive
       Officer, Intermediate Term Portfolio of Merrill Lynch Bond Fund, Inc., 800 Scudders Mill Road, Plainsboro, NJ, 08536. Mailing address: P.O. Box 9011, Princeton, NJ, 08543-9011

Registrant's telephone number, including area code:  (609) 282-2800

Date of fiscal year end: 09/30/2006

Date of reporting period: 04/01/06 - 06/30/06

Item 1 - Schedule of Investments


Intermediate Term Portfolio of Merrill Lynch Bond Fund, Inc.


Schedule of Investments as of June 30, 2006                                                                     (in U.S. dollars)

                                 Face
                               Amount    Asset-Backed Securities+                                                       Value
                         USD  364,961    ACE Securities Corp. Series 2003-OP1 Class A2, 5.683% due
                                         12/25/2033 (b)                                                         $         365,208
                            1,550,000    ACE Securities Corp. Series 2005-ASP1 Class M1, 6.003%
                                         due 9/25/2035 (b)                                                              1,562,386
                            3,950,000    ACE Securities Corp. Series 2005-HE6 Class A2B, 5.523%
                                         due 10/25/2035 (b)                                                             3,951,851
                              250,273    Aegis Asset Backed Securities Trust Series 2004-1 Class A,
                                         5.673% due 4/25/2034 (b)                                                         250,346
                              710,533    Altius Funding Ltd. Series 2005-2A Class D, 8.084% due
                                         12/05/2040 (a)(b)                                                                710,533
                            1,450,000    Ameriquest Mortgage Securities, Inc. Series 2003-7 Class M1,
                                         6.173% due 8/25/2033 (b)                                                       1,465,632
                            1,250,000    Ameriquest Mortgage Securities, Inc. Series 2004-R1 Class M2,
                                         5.903% due 2/25/2034 (b)                                                       1,255,206
                              992,690    Argent Securities, Inc. Series 2004-W11 Class A3, 5.683% due
                                         11/25/2034 (b)                                                                   993,347
                              862,234    Bear Stearns Asset Backed Securities, Inc. Series 2004-HE9
                                         Class 1A2, 5.693% due 3/25/2032 (b)                                              863,031
                            2,201,412    Bear Stearns Asset Backed Securities, Inc. Series 2005-4
                                         Class A, 5.653% due 1/25/2036 (b)                                              2,202,320
                            4,000,000    Bear Stearns Asset Backed Securities, Inc. Series 2005-HE10
                                         Class A2, 5.613% due 8/25/2035 (b)                                             4,012,338
                            1,550,000    Bear Stearns Asset Backed Securities, Inc. Series 2005-SD1
                                         Class 1A2, 5.623% due 7/25/2027 (b)                                            1,554,209
                              400,000    Buckingham CDO Ltd. Series 2005-2A Class E, 8.334% due
                                         4/05/2041 (a)(b)                                                                 399,600
                               71,093    CIT Equipment Collateral Series 2003-VT1 Class A3A,
                                         5.397% due 4/20/2007 (b)                                                          71,096
                               71,745    California Infrastructure PG&E-1 Series 1997-1 Class A7,
                                         6.42% due 9/25/2008                                                               71,908
                               91,259    California Infrastructure SCE-1 Series 1997-1 Class A6, 6.38%
                                         due 9/25/2008                                                                     91,463
                              227,200    Capital Auto Receivables Asset Trust Series 2003-2 Class B,
                                         5.649% due 1/15/2009 (b)                                                         227,286
                              700,000    Capital Auto Receivables Asset Trust Series 2004-2 Class D,
                                         5.82% due 5/15/2012 (a)                                                          684,783
                            1,600,000    Countrywide Asset Backed Certificates Series 2003-2
                                         Class M1, 6.023% due 6/26/2033 (b)                                             1,603,463
                              140,164    Countrywide Asset Backed Certificates Series 2003-BC3
                                         Class A2, 5.633% due 9/25/2033 (b)                                               140,313
                              784,989    Countrywide Asset Backed Certificates Series 2004-5
                                         Class A, 5.773% due 10/25/2034 (b)                                               791,218
                            1,200,000    Countrywide Asset Backed Certificates Series 2004-5
                                         Class M2, 5.993% due 7/25/2034 (b)                                             1,210,079
                            1,350,000    Countrywide Asset Backed Certificates Series 2004-13
                                         Class AF4, 4.583% due 1/25/2033 (b)                                            1,331,002
                            1,350,000    Countrywide Asset Backed Certificates Series 2004-13
                                         Class MF1, 5.071% due 12/25/2034 (b)                                           1,312,659
                            1,500,000    Credit-Based Asset Servicing and Securitization
                                         Series 2005-CB2 Class AV2, 5.523% due 4/25/2036 (b)                            1,500,663
                              750,000    Duke Funding High Grade II-S/EGAM, Ltd. Series 2006-1A
                                         Class D, 8.334% due 10/04/2050 (a)(b)                                            750,000
                            2,050,000    Equifirst Mortgage Loan Trust Series 2004-2 Class M1,
                                         5.873% due 7/25/2034 (b)                                                       2,062,971
                              124,730    First Franklin Mortgage Loan Asset Backed Certificates Series
                                         2003-FF5 Class A2, 5.731% due 3/25/2034 (b)                                      124,337
                            2,487,673    First Franklin Mortgage Loan Asset Backed Certificates Series
                                         2004-FF10 Class A2, 5.723% due 12/25/2032 (b)                                  2,493,718
                            3,501,412    First Franklin Mortgage Loan Asset Backed Certificates Series
                                         2005-FF10 Class A6, 5.673% due 11/25/2035 (b)                                  3,504,537
                            1,456,729    Home Equity Asset Trust Series 2005-1 Class A2, 5.603% due
                                         5/25/2035 (b)                                                                  1,459,328
                            1,005,321    Home Equity Asset Trust Series 2005-3 Class 1A2, 5.573%
                                         due 8/25/2035 (b)                                                              1,005,799
                            1,492,672    Irwin Home Equity Series 2005-C Class 1A1, 5.583% due
                                         4/25/2030 (b)                                                                  1,493,120
                              306,574    Long Beach Mortgage Loan Trust Series 2002-4 Class 2A,
                                         5.783% due 11/26/2032 (b)                                                        306,987
                              348,538    Long Beach Mortgage Loan Trust Series 2004-1 Class A3,
                                         5.623% due 2/25/2034 (b)                                                         348,673
                            1,000,000    Morgan Stanley ABS Capital I, Inc. Series 2003-NC5 Class
                                         M2, 7.323% due 4/25/2033 (b)                                                   1,003,137
                              339,191    Morgan Stanley ABS Capital I, Inc. Series 2004-NC1 Class
                                         A2, 5.693% due 12/27/2033 (b)                                                    339,408
                              234,481    Morgan Stanley ABS Capital I, Inc. Series 2004-NC2 Class
                                         A2, 5.623% due 12/25/2033 (b)                                                    234,564
                            1,956,390    Morgan Stanley ABS Capital I, Inc. Series 2005-HE1 Class
                                         A2MZ, 5.623% due 12/25/2034 (b)                                                1,960,742
                              621,014    Morgan Stanley ABS Capital I, Inc. Series 2005-NC2 Class
                                         A1MZ, 5.573% due 3/25/2035 (b)                                                   621,331
                              629,408    Morgan Stanley ABS Capital I, Inc. Series 2005-NC2 Class
                                         A2MZ, 5.573% due 3/25/2035 (b)                                                   629,732
                            1,548,509    New Century Home Equity Loan Trust Series 2004-3 Class A3,
                                         5.713% due 11/25/2034 (b)                                                      1,550,717
                            1,900,700    New Century Home Equity Loan Trust Series 2005-2 Class
                                         A2MZ, 5.583% due 6/25/2035 (b)                                                 1,903,421
                              451,295    Option One Mortgage Loan Trust Series 2003-4 Class A2,
                                         5.643% due 7/25/2033 (b)                                                         452,587
                              500,000    Option One Mortgage Loan Trust Series 2005-1 Class M5,
                                         6.573% due 2/25/2035 (b)                                                         504,764
                              836,059    Park Place Securities, Inc. Series 2005-WCH1 Class A1B,
                                         5.623% due 1/25/2035 (b)                                                         837,454
                              663,645    Park Place Securities, Inc. Series 2005-WCH1 Class A3D,
                                         5.663% due 1/25/2035 (b)                                                         664,755
                              550,000    Popular ABS Mortgage Pass-Through Trust Series 2005-1
                                         Class M2, 5.507% due 5/25/2035                                                   528,116
                            3,084,157    RAAC Series 2005-SP2 Class 2A, 5.623% due 6/25/2044 (b)                        3,086,646
                            2,750,000    Residential Asset Mortgage Products, Inc. Series 2004-RS11
                                         Class A2, 5.593% due 12/25/2033 (b)                                            2,756,387
                            1,950,000    Residential Asset Mortgage Products, Inc. Series 2005-RS3
                                         Class AI2, 5.493% due 3/25/2035 (b)                                            1,954,541
                              846,623    Residential Asset Securities Corp. Series 2003-KS5 Class
                                         AIIB, 5.613% due 7/25/2033 (b)                                                   847,640
                            3,400,000    Soundview Home Equity Loan Trust Series 2005-OPT3 Class
                                         A4, 5.623% due 11/25/2035 (b)                                                  3,407,893
                            2,300,000    Structured Asset Investment Loan Trust Series 2003-BC6 Class
                                         M1, 6.073% due 7/25/2033 (b)                                                   2,313,353
                            2,150,000    Structured Asset Investment Loan Trust Series 2003-BC7 Class
                                         M1, 6.073% due 7/25/2033 (b)                                                   2,159,898
                              840,000    Structured Asset Investment Loan Trust Series 2004-8 Class
                                         M4, 6.323% due 9/25/2034 (b)                                                     845,443
                              836,504    Structured Asset Securities Corp. Series 2004-23XS Class
                                         2A1, 4.55% due 1/25/2035 (b)                                                     820,954
                            2,990,596    Wells Fargo Home Equity Trust Series 2004-2 Class A32,
                                         5.663% due 2/25/2032 (b)                                                       2,996,718
                              200,632    Whole Auto Loan Trust Series 2004-1 Class D, 5.60% due
                                         3/15/2011                                                                        199,769

                                         Total Asset-Backed Securities
                                         (Cost - $74,821,048) - 19.1%                                                  74,791,380


                                         Government & Agency Obligations
                            7,980,000    Fannie Mae, 4% due 2/28/2007                                                   7,900,120
                            3,900,000    Fannie Mae, 7.125% due 1/15/2030                                               4,658,258
                            2,400,000    Federal Home Loan Bank System, 2.75% due 11/15/2006                            2,376,533
                              500,000    U.S. Treasury Bonds, 7.50% due 11/15/2016                                        591,406
                              310,000    U.S. Treasury Bonds, 8.125% due 8/15/2019                                        392,465
                            1,070,000    U.S. Treasury Bonds, 7.25% due 8/15/2022 (f)                                   1,290,938
                              220,000    U.S. Treasury Bonds, 6.25% due 8/15/2023                                         242,636
                              220,000    U.S. Treasury Bonds, 6.625% due 2/15/2027                                        256,163
                            5,430,000    U.S. Treasury Bonds, 5.375% due 2/15/2031                                      5,523,754
                            2,790,720    U.S. Treasury Inflation Indexed Bonds, 3.875% due 1/15/2009                    2,890,575
                            2,435,212    U.S. Treasury Inflation Indexed Bonds, 3.50% due 1/15/2011                     2,547,175
                            5,063,904    U.S. Treasury Inflation Indexed Bonds, 1.625% due 1/15/2015                    4,720,708
                           24,000,000    U.S. Treasury Notes, 4% due 8/31/2007 (g)                                     23,661,552
                            1,680,000    U.S. Treasury Notes, 4.625% due 2/29/2008                                      1,664,709
                              160,000    U.S. Treasury Notes, 3.75% due 5/15/2008                                         155,956
                            3,595,000    U.S. Treasury Notes, 4.50% due 2/15/2009                                       3,538,127
                              960,000    U.S. Treasury Notes, 4.875% due 5/15/2009                                        953,475
                              250,000    U.S. Treasury Notes, 3.875% due 5/15/2010                                        239,248
                              480,000    U.S. Treasury Notes, 3.625% due 6/15/2010                                        455,006
                               95,000    U.S. Treasury Notes, 4.25% due 10/15/2010                                         91,942
                            9,115,000    U.S. Treasury Notes, 4.25% due 1/15/2011 (g)                                   8,801,316
                               90,000    U.S. Treasury Notes, 5% due 2/15/2011                                             89,779
                            1,580,000    U.S. Treasury Notes, 4.50% due 2/28/2011                                       1,540,623
                            2,005,000    U.S. Treasury Notes, 4.875% due 4/30/2011                                      1,984,559
                            6,420,000    U.S. Treasury Notes, 4.50% due 11/15/2015 (g)                                  6,115,050
                            6,510,000    U.S. Treasury Notes, 4.50% due 2/15/2016 (g)                                   6,193,653
                            1,380,000    U.S. Treasury Notes, 5.125% due 5/15/2016                                      1,378,383

                                         Total Government & Agency Obligations
                                         (Cost - $91,258,369) - 23.1%                                                  90,254,109


                                         Government Agency Mortgage-Backed Securities+
                                         Fannie Mae Guaranteed Pass -Through Certificates:
                            2,391,928        5.00% due 7/15/2036 (d)                                                    2,235,706
                           22,229,000        5.50% due 7/15/2036 (d)                                                   21,346,775
                              596,511        6.00% due 11/01/2035                                                         587,578
                              662,189        6.50% due 6/01/2032 - 11/01/2032                                             668,033
                                         Freddie Mac Mortgage Participation Certificates:
                           16,798,860        5.00% due 7/15/2036 (d)                                                   15,685,936
                            5,878,425        5.50% due 6/01/2020 - 1/01/2021                                            5,767,661
                            3,199,785        5.50% due 12/01/2034 - 5/01/2036                                           3,077,381
                              390,927        6.50% due 10/01/2033                                                         394,138
                              554,719        7.00% due 9/01/2031 - 4/01/2032                                              568,465
                              929,711    Ginnie Mae MBS Certificates, 6.50% due 6/15/2031 - 4/15/2032                     942,233

                                         Total Government Agency Mortgage-Backed
                                         Securities (Cost - $52,019,768) - 13.1%                                       51,273,906


                                         Non-Government Agency
                                         Mortgage-Backed Securities+
Collateralized Mortgage     1,857,322    Impac Secured Assets CMN Owner Trust Series 2004-3 Class
Obligations - 4.3%                       1A4, 5.723% due 11/25/2034 (b)                                                 1,866,242
                            1,650,000    Impac Secured Assets CMN Owner Trust Series 2004-3 Class
                                         M1, 5.923% due 11/25/2034 (b)                                                  1,657,585
                            2,182,448    JPMorgan Mortgage Trust Series 2005-A2 Class 4A1, 5.209%
                                         due 4/25/2035 (b)                                                              2,094,818
                            1,999,112    Morgan Stanley Mortgage Loan Trust Series 2006-3AR Class
                                         2A3, 5.912% due 3/25/2036 (b)                                                  1,992,881
                            2,444,156    RMAC Plc Series 2003-NS2A Class A2C, 5.70% due 9/12/2035 (b)                   2,450,337
                            3,454,557    Residential Accredit Loans, Inc. Series 2005-QS12 Class A8,
                                         5.50% due 8/25/2035 (b)                                                        3,457,234
                              784,353    Structured Asset Securities Corp. Series 2005-GEL2 Class A,
                                         5.603% due 4/25/2035 (b)                                                         784,771
                            1,605,432    Structured Asset Securities Corp. Series 2005-OPT1 Class
                                         A4M, 5.673% due 11/25/2035 (b)                                                 1,606,233
                              848,271    Washington Mutual Series 2005-AR2 Class B4, 6.223% due
                                         1/25/2045 (b)                                                                    845,488
                                                                                                                -----------------
                                                                                                                       16,755,589

Commercial Mortgage-Backed  4,500,000    Banc of America Commercial Mortgage, Inc. Series 2006-2
Securities - 8.1%                        Class A4, 5.741% due 5/10/2045 (b)                                             4,473,750
                            2,564,304    Banc of America Large Loan Series 2003-BBA2 Class A3,
                                         5.689% due 11/15/2015 (b)                                                      2,566,180
                            1,000,000    Bear Stearns Commercial Mortgage Security Series 2002-FL1A
                                         Class D, 5.796% due 8/03/2014 (b)                                              1,000,000
                            4,500,000    Credit Suisse Mortgage Capital Certificates Series 2006-C3
                                         Class A3, 5.828% due 6/15/2038 (b)                                             4,499,100
                            2,350,000    GS Mortgage Securities Corp. II Series 2006-GG6 Class A2,
                                         5.506% due 4/10/2038 (b)                                                       2,326,565
                            3,400,000    Greenwich Capital Commercial Funding Corp. Series 2004-GG1
                                         Class A4, 4.755% due 6/10/2036                                                 3,277,754
                            2,800,000    Greenwich Capital Commercial Funding Corp. Series 2006-GG7
                                         Class A4, 6.11% due 6/10/2016                                                  2,803,254
                            4,900,000    JPMorgan Chase Commercial Mortgage Securities Corp. Series
                                         2006-CB15 Class A4, 5.814% due 6/12/2043 (b)                                   4,862,711
                            4,000,000    JPMorgan Chase Commercial Mortgage Securities Corp. Series
                                         2006-LDP7 Class A4, 5.876% due 4/15/2045 (b)                                   3,994,000
                            2,150,000    LB-UBS Commercial Mortgage Trust Series 2005-C3 Class
                                         A5, 4.739% due 7/15/2030                                                       1,983,127
                               32,365    NationsLink Funding Corp. Series 1999-2 Class A3, 7.181%
                                         due 6/20/2031                                                                     32,334
                                                                                                                -----------------
                                                                                                                       31,818,775

                                         Total Non-Government Agency Mortgage-Backed
                                         Securities (Cost - $49,072,557) - 12.4%                                       48,574,364


Industry                                 Corporate Bonds
Aerospace & Defense - 1.0%  1,335,000    Goodrich Corp., 6.29% due 7/01/2016 (a)                                        1,327,106
                              525,000    Honeywell International, Inc., 5.70% due 3/15/2036                               490,861
                            1,130,000    Raytheon Co., 8.30% due 3/01/2010                                              1,220,007
                                                                                                                -----------------
                                                                                                                        3,037,974

Airlines - 0.5%               467,497    American Airlines, Inc. Series 2003-1, 3.857% due 1/09/2012                      441,785
                              475,000    Continental Airlines, Inc. Series 2002-1, 6.563% due 8/15/2013                   483,449
                              630,000    Southwest Airlines Co., 7.875% due 9/01/2007                                     643,402
                                                                                                                -----------------
                                                                                                                        1,568,636

Beverages - 0.2%              265,000    Anheuser-Busch Cos., Inc., 5.95% due 1/15/2033                                   256,759
                              445,000    Anheuser-Busch Cos., Inc., 5.75% due 4/01/2036                                   417,316
                                                                                                                -----------------
                                                                                                                          674,075

Capital Markets - 1.6%      1,090,000    Credit Suisse First Boston USA, Inc., 4.70% due 6/01/2009                      1,061,069
                              640,000    FBG Finance Ltd., 5.875% due 6/15/2035 (a)                                       559,750
                            1,920,000    Goldman Sachs Group, Inc., 5.70% due 9/01/2012                                 1,901,357
                            1,030,000    Goldman Sachs Group, Inc., 5.25% due 10/15/2013                                  986,926
                              600,000    Jefferies Group, Inc., 6.25% due 1/15/2036                                       547,595
                              110,000    Mellon Funding Corp., 6.40% due 5/14/2011                                        112,685
                            1,030,000    Morgan Stanley, 5.30% due 3/01/2013                                              996,273
                              400,000    State Street Bank & Trust Co., 5.30% due 1/15/2016                               382,464
                                                                                                                -----------------
                                                                                                                        6,548,119

Commercial Banks - 0.8%       460,000    Bank One Corp., 8% due 4/29/2027                                                 539,220
                              970,000    Barclays Bank Plc, 8.55% (a)(k)                                                1,069,621
                              690,000    Corporacion Andina de Fomento, 6.875% due 3/15/2012                              721,741
                              680,000    HSBC Bank USA NA, 5.875% due 11/01/2034                                          621,145
                              335,000    Hudson United Bancorp, 8.20% due 9/15/2006                                       336,430
                              595,000    PNC Funding Corp., 6.125% due 2/15/2009                                          601,121
                              635,000    Shinsei Finance II (Cayman) Ltd., 7.16% (a)(b)(k)                                603,758
                                                                                                                -----------------
                                                                                                                        4,493,036

Communications                890,000    Cisco Systems, Inc., 5.50% due 2/22/2016                                         854,602
Equipment - 0.3%              240,000    Harris Corp., 5% due 10/01/2015                                                  219,797
                                                                                                                -----------------
                                                                                                                        1,074,399

Computers &                   605,000    International Business Machines Corp., 5.875% due
Peripherals - 0.2%                       11/29/2032                                                                       578,814

Consumer Finance - 0.1%       680,000    HSBC Finance Corp., 6.50% due 11/15/2008                                         692,017

Diversified Financial         930,000    Bank of America Corp., 4.875% due 9/15/2012                                      886,070
Services - 3.6%               420,000    CIT Group, Inc., 6% due 4/01/2036                                                384,884
                            1,440,000    Citigroup, Inc., 5.625% due 8/27/2012                                          1,422,752
                              405,000    Citigroup, Inc., 5.85% due 12/11/2034                                            381,518
                            1,230,000    General Electric Capital Corp., 6.75% due 3/15/2032                            1,312,931
                              960,000    JPMorgan Chase & Co., 5.75% due 1/02/2013                                        950,276
                              770,000    JPMorgan Chase & Co., 4.75% due 3/01/2015                                        705,708
                              425,000    JPMorgan Chase & Co., 4.891% due 9/01/2015 (b)                                   409,224
                            1,000,000    Links Finance Corp., 5.579% due 9/15/2010 (b)                                  1,000,167
                            1,000,000    Links Finance Corp., Series 54, 5.579% due 9/15/2010 (b)                       1,000,167
                            1,000,000    Links Finance Corp., Series 55, 5.579% due 9/15/2010 (b)                         998,318
                            3,400,000    Sigma Finance Corp., 7.67% due 8/15/2011 (b)(c)                                3,400,000
                            1,700,000    Sigma Finance Corp., 5.499% due 3/31/2014 (b)(c)                               1,703,303
                                                                                                                -----------------
                                                                                                                       14,555,318

Diversified                   485,000    BellSouth Corp., 6% due 11/15/2034                                               430,984
Telecommunication             435,000    Deutsche Telekom International Finance BV,
Services - 1.2%                          8.25% due 6/15/2030                                                              502,229
                            1,010,000    GTE Corp., 6.84% due 4/15/2018                                                 1,027,919
                              790,000    SBC Communications, Inc., 6.45% due 6/15/2034                                    750,944
                              865,000    TELUS Corp., 7.50% due 6/01/2007                                                 877,659
                              570,000    Telecom Italia Capital SA, 6% due 9/30/2034                                      492,148
                                                                                                                -----------------
                                                                                                                        4,081,883

Electric Utilities - 1.3%     835,000    AEP Texas Central Co. Series D, 5.50% due 2/15/2013                              805,873
                              430,000    Florida Power & Light Co., 5.40% due 9/01/2035                                   381,258
                              405,000    Florida Power & Light Co., 5.65% due 2/01/2037                                   372,075
                              240,000    Jersey Central Power & Light, 6.40% due 5/15/2036 (a)                            236,239
                              475,000    Nevada Power Co., 6.65% due 4/01/2036 (a)                                        448,663
                              500,000    Progress Energy, Inc., 5.625% due 1/15/2016                                      477,846
                              640,000    SPI Electricity & Gas Australia Holdings Pty Ltd., 6.15% due
                                         11/15/2013 (a)                                                                   636,621
                              650,000    Sierra Pacific Power Co., 6% due 5/15/2016 (a)                                   617,982
                              600,000    Southern California Edison Co., 5.625% due 2/01/2036                             540,856
                              465,000    Westar Energy, Inc., 6% due 7/01/2014                                            460,385
                                                                                                                -----------------
                                                                                                                        4,977,798

Energy Equipment &            415,000    Weatherford International Ltd., 5.50% due 2/15/2016                              395,908
Services - 0.1%

Food & Staples                570,000    Wal-Mart Stores, Inc., 5.25% due 9/1/2035                                        497,341
Retailing - 0.2%

Food Products - 0.1%          645,000    Tyson Foods, Inc., 6.60% due 4/01/2016                                           630,464

Health Care Providers &       440,000    UnitedHealth Group, Inc., 5.80% due 3/15/2036                                    393,840
Services - 0.3%               645,000    WellPoint, Inc., 5.85% due 1/15/2036                                             576,358
                                                                                                                -----------------
                                                                                                                          970,198

Hotels, Restaurants &         435,000    Harrah's Operating Co., Inc., 5.625% due 6/01/2015                               402,342
Leisure - 0.4%                900,000    Royal Caribbean Cruises Ltd., 7% due 6/15/2013                                   891,835
                                                                                                                -----------------
                                                                                                                        1,294,177

Household Durables - 0.1%      50,000    KB Home, 5.875% due 1/15/2015                                                     43,609

Industrial                    640,000    Hutchison Whampoa International (03/33) Ltd., 7.45% due 11/24/2033 (a)           676,519
Conglomerates - 0.1%

Insurance - 1.3%              665,000    American International Group, Inc., 6.25% due 5/01/2036 (a)                      637,356
                              865,000    Fund American Cos., Inc., 5.875% due 5/15/2013                                   829,964
                            1,335,000    Montpelier Re Holdings Ltd., 6.125% due 8/15/2013                              1,238,949
                            1,090,000    NLV Financial Corp., 7.50% due 8/15/2033 (a)                                   1,107,522
                            1,180,000    Prudential Holdings LLC, 8.695% due 12/18/2023 (a)                             1,400,943
                                                                                                                -----------------
                                                                                                                        5,214,734

Media - 1.1%                  430,000    Clear Channel Communications, Inc., 5.50% due 9/15/2014                          389,281
                              460,000    Cox Communications, Inc., 7.125% due 10/01/2012                                  475,788
                              420,000    Media General, Inc., 6.95% due 9/01/2006                                         420,348
                              710,000    News America, Inc., 6.40% due 12/15/2035                                         656,683
                              435,000    News America, Inc., 6.75% due 1/09/2038                                          441,421
                            1,355,000    Time Warner Companies, Inc., 9.125% due 1/15/2013                              1,549,487
                                                                                                                -----------------
                                                                                                                        3,933,008

Metals & Mining - 0.4%        430,000    Alcan, Inc., 5.75% due 6/01/2035                                                 385,603
                              880,000    Vale Overseas Ltd., 6.25% due 1/11/2016                                          838,200
                                                                                                                -----------------
                                                                                                                        1,223,803

Multi-Utilities - 0.0%        390,000    Consolidated Edison Co. of New York, 5.85% due 3/15/2036                         362,628
                              445,000    Puget Energy, Inc., 5.483% due 6/01/2035                                         381,236
                              300,000    Xcel Energy, Inc., 6.50% due 7/01/2036                                           294,219
                                                                                                                -----------------
                                                                                                                        1,038,083

Office Electronics - 0.4%   1,385,000    Xerox Corp., 6.40% due 3/15/2016                                               1,307,094

Oil, Gas & Consumable         490,000    Consolidated Natural Gas Co., 5% due 12/01/2014                                  450,732
Fuels - 2.5%                  590,000    Enterprise Products Operating LP Series B,
                                         5.75% due 3/01/2035                                                              500,529
                              774,000    Kern River Funding Corp., 4.893% due 4/30/2018 (a)                               728,272
                              400,000    Motiva Enterprises LLC, 5.20% due 9/15/2012 (a)                                  389,032
                              810,000    Northwest Pipeline Corp., 7% due 6/15/2016 (a)                                   804,938
                            2,500,000    Pemex Project Funding Master Trust, 6.629% due
                                         6/15/2010 (a)(b)                                                               2,552,500
                              625,000    Petro-Canada, 5.95% due 5/15/2035                                                571,415
                              505,000    Talisman Energy, Inc., 5.85% due 2/01/2037                                       445,369
                              310,000    Texaco Capital, Inc., 8.625% due 6/30/2010                                       343,879
                            1,665,000    Ultramar Diamond Shamrock Corp., 6.75% due 10/15/2037                          1,695,912
                              550,000    XTO Energy, Inc., 6.10% due 4/01/2036                                            497,836
                                                                                                                -----------------
                                                                                                                        8,980,414

Paper & Forest              1,040,000    Celulosa Arauco y Constitucion SA, 8.625% due 8/15/2010                        1,132,091
Products - 0.2%

Pharmaceuticals - 0.1%        640,000    Wyeth, 6% due 2/15/2036                                                          596,541




Real Estate Investment        410,000    Developers Diversified Realty Corp., 5.375% due
Trusts (REITs) - 0.4%                    10/15/2012                                                                       394,008
                              300,000    Developers Diversified Realty Corp., 5.50% due 5/01/2015                         282,465
                              550,000    Nationwide Health Properties, Inc., 6.59% due 7/07/2038                          547,478
                              780,000    Westfield Capital Corp. Ltd., 5.125% due 11/15/2014 (a)                          731,250
                                                                                                                -----------------
                                                                                                                        1,955,201

Road & Rail - 0.5%          1,465,000    BNSF Funding Trust I, 6.613% due 12/15/2055 (b)                                1,375,197
                              325,000    Canadian National Railway Co., 6.90% due 7/15/2028                               350,935
                              340,000    Canadian National Railway Co., 6.20% due 6/01/2036                               339,102
                              480,000    Norfolk Southern Corp., 7.05% due 5/01/2037                                      524,522
                                                                                                                -----------------
                                                                                                                        2,589,756

Semiconductors &            2,719,000    International Rectifier Corp., 4.25% due 7/15/2007 (e)                         2,671,418
Semiconductor
Equipment - 0.6%

Software - 0.3%               925,000    Oracle Corp. and Ozark Holding, Inc., 5.25% due 1/15/2016                        866,272

Thrifts & Mortgage            795,000    Countrywide Financial Corp., 6.25% due 5/15/2016                                 779,207
Finance - 0.5%                915,000    Washington Mutual Bank, 6.75% due 5/20/2036                                      912,561
                                                                                                                -----------------
                                                                                                                        1,691,768

Wireless                      427,000    AT&T Wireless Services, Inc., 8.75% due 3/01/2031                                523,512
Telecommunication             430,000    Sprint Capital Corp., 8.75% due 3/15/2032                                        518,538
Services - 0.4%                                                                                                 -----------------
                                                                                                                        1,042,050

                                         Total Corporate Bonds (Cost - $84,305,257) - 20.8%                            81,032,518


                                         Foreign Government Obligations
                      EUR   4,500,000    Bundesobligation Series 143, 3.50% due 10/10/2008                              5,736,618
                      USD   1,330,000    Mexico Government International Bond, 9.875% due
                                         2/01/2010                                                                      1,496,250
                              292,000    Mexico Government International Bond, 6.375% due
                                         1/16/2013                                                                        292,730
                              395,000    Mexico Government International Bond, 5.875% due 1/15/2014                       383,150

                                         Total Foreign Government Obligations
                                         (Cost - $7,687,781) - 2.0%                                                     7,908,748


State                                    Municipal Bonds
Texas - 0.3%                  945,000    Dallas, Texas, General Obligations, Series C, 5.25% due 2/15/2024                941,069

                                         Total Municipal Bonds
                                         (Cost - $945,000) - 0.2%                                                         941,069


                                         Preferred Securities

Industry                                 Capital Trusts
Commercial              USD   495,000    BAC Capital Trust VI, 5.625% due 3/08/2035                                       424,191
Banks - 0.6%                1,200,000    HSBC Finance Capital Trust IX, 5.911% due 11/30/2035 (b)                       1,145,178
                              635,000    MUFG Capital Finance 1 Ltd., 6.346% (b)(k)                                       612,515
                                                                                                                -----------------
                                                                                                                        2,181,884

Electric Utilities - 0.1%     420,000    Alabama Power Capital Trust V, 5.50% due 10/01/2042 (b)                          412,801

Oil, Gas & Consumable         500,000    Pemex Project Funding Master Trust, 7.375% due 12/15/2014                        516,000
Fuels - 0.1%

                                         Total Capital Trusts (Cost - $3,268,992) - 0.8%                                3,110,685


                               Shares
                                 Held    Preferred Stocks
Thrifts & Mortgage             30,400    Fannie Mae, 7%                                                                 1,632,100
Finance - 0.4%

                                         Total Preferred Stocks (Cost - $1,691,000) - 0.4%                              1,632,100

                                         Total Preferred Securities (Cost - $4,959,992) - 1.2%                          4,742,785


                                 Face
                               Amount    Short-Term Securities
Commercial            USD  14,200,000    Greyhawk Funding LLC, 5.27% due 7/19/2006                                     14,166,740
Paper*- 18.6%              18,700,000    IXIS Commercial Paper Corp., 5.07% due 7/13/2006                              18,673,664
                           13,800,000    Old Line Funding, LLC, 5.13% due 7/19/2006                                    13,768,536
                            7,300,000    Rabobank USA Financial Corp., 5.25% due 7/03/2006                              7,300,000
                           19,000,000    Societe Generale, NA, 5.03% due 7/06/2006                                     18,992,036


                           Beneficial
                             Interest
                     USD   41,268,750    Merrill Lynch Liquidity Series, LLC
                                         Money Market Series, 5.22% (h)(i)(j)                                          41,268,750

                                         Total Short-Term Securities
                                         (Cost - $114,169,726) - 29.2%                                                114,169,726


                            Number of
                            Contracts    Options Purchased
Call Options Purchased - 0.0%     187    10-Year U.S. Treasury Note,
                                         expiring August 2006 at USD 106                                                   49,672

                                         Total Options Purchased
                                         (Premiums Paid - $97,005) - 0.0%                                                  49,672

                                         Total Investments (Cost - $479,336,503) - 121.1%                             473,738,277


                                         Options Written
Put Options Written - 0.0%        187    10-Year U.S. Treasury Note,
                                         expiring August 2006 at USD 104                                                 (67,203)

                                         Total Options Written
                                         (Premiums Received - $95,838) - (0.0%)                                          (67,203)

                                         Total Investments, Net of Options Written
                                         (Cost - $479,240,665**) - 121.1%                                             473,671,074
                                         Liabilities in Excess of Other Assets - (21.1%)                             (82,653,382)
                                                                                                                -----------------
                                         Net Assets - 100.0%                                                    $     391,017,692
                                                                                                                =================


  + Asset-Backed and Mortgage-Backed Securities are subject to principal paydowns.
    As a result of prepayments or refinancings of the underlying instruments, the average life may be substantially less than the original maturity.

  * Commercial Paper is traded on a discount basis; the interest rates shown reflect the discount rates paid at the time of purchase.

 ** The cost and unrealized appreciation (depreciation) of investments, net of options written, as of June 30, 2006, as computed for federal income tax purposes, were as follows:


    Aggregate cost                             $        479,682,613
                                               ====================
    Gross unrealized appreciation              $            865,513
    Gross unrealized depreciation                       (6,877,052)
                                               --------------------
    Net unrealized depreciation                $        (6,011,539)
                                               ====================


(a) The security may be offered and sold to "qualified institutional buyers" under Rule 144A of the Securities Act of 1933.

(b) Floating rate security.

(c) Restricted securities as to resale, representing 1.3% of net assets, were as follows:


                               Acquisition
    Issue                          Date           Cost            Value

    Sigma Finance Corp.,
    7.67% due 8/15/2011         2/13/2004     $  3,400,000     $  3,400,000
    Sigma Finance Corp.,
    5.499% due 3/31/2014        3/26/2004        1,700,000        1,703,303
                                              ------------     ------------
    Total                                     $  5,100,000     $  5,103,303
                                              ============     ============


(d) Represents or includes a "to-be-announced" transaction. The Portfolio has committed to purchasing securities for which all specific information is not available at this time.

(e) Convertible security.

(f) All or a portion of security held as collateral in connection with open financial futures contracts.

(g) Security, or a portion of security, is on loan.

(h) Investments in companies considered to be an affiliate of the Portfolio, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:


                                                  Net              Interest
    Affiliate                                   Activity            Income

    Merrill Lynch Liquidity Series, LLC
      Money Market Series                    $  11,652,250        $  68,103


(i) Represents the current yield as of 6/30/2006.

(j) Security was purchased with cash proceeds from securities loans.

(k) The security is a perpetual bond and has no stated maturity date.

  o For Portfolio compliance purposes, the Portfolio's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by
    Portfolio management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percent of net assets.

  o Financial futures contracts purchased as of June 30, 2006 were as follows:



    Number of                       Expiration          Face        Unrealized
    Contracts      Issue               Date            Value       Depreciation


      94        5-Year U.S.         September
               Treasury Note           2006         $  9,757,878   $  (37,690)


  o Financial futures contracts sold as of June 30, 2006 were as follows:




    Number of                       Expiration          Face        Unrealized
    Contracts      Issue               Date            Value       Appreciation

      112       2-Year U.S.         September
               Treasury Note           2006       $  22,788,151    $  76,651
      356       10-Year U.S.        September
               Treasury Note           2006       $  37,333,790        3,853
      192       30-Year U.S.        September
               Treasury Bond           2006       $  20,478,227          227
                                                                   ---------
    Total Unrealized Appreciation - Net                            $  80,731
                                                                   =========

  o Swaps outstanding as of June 30, 2006 were as follows:

                                                                  Unrealized
                                                  Notional       Appreciation
                                                   Amount       (Depreciation)

    Receive (pay) a variable return based
    on the change in the since inception
    return of the Lehman Brothers U.S.
    Treasury Index and pay a floating
    rate based on 1-month LIBOR minus .13%

    Broker, Lehman Brothers Special Finance
    Expires August 2006                            $ 19,200,000              -

    Receive (pay) a variable return based
    on the change in the since inception
    return of the Lehman Brothers MBS Fixed
    Rate Index and pay a floating rate based on 1-month LIBOR minus .025%

    Broker, UBS Warburg
    Expires September 2006                         $ 26,100,000              -

    Receive (pay) a variable return based
    on the change in the since inception
    return of the Lehman Brothers MBS Fixed
    Rate index and pay a floating rate based on 1-month LIBOR minus .025%

    Broker, UBS Warburg
    Expires September 2006                         $ 30,700,000              -

    Receive (pay) a variable return based
    on the change in the since inception
    return of the Lehman Brothers US Agency
    Index and pay a floating rate based on
    1-month LIBOR minus .05%

    Broker, Lehman Brothers Special Finance
    Expires October 2006                           $ 12,600,000              -

    Receive (pay) a variable return based
    on the change in the since inception
    return of the Lehman Brothers MBS Fixed
    Rate Index and pay a floating rate based on 1-month LIBOR minus .035%

    Broker, UBS Warburg
    Expires October 2006                           $ 14,975,000              -

    Receive (pay) a variable return based
    on the change in the since inception
    return of the Lehman Brothers U.S.
    Treasury Index and pay a floating rate
    based on 1-month LIBOR minus .12%

    Broker, Lehman Brothers Special Finance
    Expires November 2006                          $ 25,400,000              -

    Receive (pay) a variable return based
    on the change in the since inception
    return of the Lehman Brothers U.S.
    Treasury Index and pay a floating rate
    based on 1-month LIBOR minus .13%

    Broker, Lehman Brothers Special Finance
    Expires January 2007                           $ 14,200,000              -

    Bought credit default protection on Aon Corp.
    and pay .37%

    Broker, Morgan Stanley Capital Services, Inc.
    Expires January 2007                           $  1,025,000     $  (1,488)

    Pay a fixed rate of 2.8025% and receive
    a floating rate based on 3-month LIBOR

    Broker, JPMorgan Chase Bank
    Expires January 2007                           $  1,025,000         15,038

    Receive a fixed rate of 5.3225% and pay
    a floating rate based on 3-month LIBOR

    Broker, Lehman Brothers Special Finance
    Expires April 2007                             $ 72,000,000      (201,132)

    Receive a fixed rate of 4.095% and pay
    a floating rate based on 3-month LIBOR

    Broker, Citibank N.A.
    Expires September 2007                         $ 25,000,000      (436,081)

    Sold credit default protection on
    Sprint Capital Corp. and receive 1.50%

    Broker, Morgan Stanley Capital Services, Inc.
    Expires September 2008                         $  1,625,000         45,531

    Sold credit default protection on
    Comcast Cable Communications, Inc. and
    receive 1.15%

    Broker, Morgan Stanley Capital Services, Inc.
    Expires September 2008                         $  1,625,000         34,942

    Receive a fixed rate of 3.401% and pay
    3.875% on Treasury Inflation Protected
    Securities (TIPS) adjusted principal

    Broker, JPMorgan Chase Bank
    Expires January 2009                           $  2,937,000      (100,794)

    Sold credit default protection on
    Raytheon Co. and receive .73%

    Broker, JPMorgan Chase Bank
    Expires March 2009                             $    550,000          8,331

    Bought credit default protection on
    Boeing Capital Corp. and pay .48%

    Broker, JPMorgan Chase Bank
    Expires March 2009                             $    550,000        (5,421)

    Sold credit default protection on
    Nextel Communications, Inc. Class A
    and receive 1.72%

    Broker, JPMorgan Chase Bank
    Expires September 2009                         $  1,035,000         49,211

    Bought credit default protection on
    Hewlett-Packard Co. and pay .31%

    Broker, Lehman Brothers Special Finance
    Expires December 2009                          $  1,050,000        (5,839)

    Bought credit default protection on
    Petroleos Mexicanos and pay 1.09%

    Broker, Lehman Brothers Special Finance
    Expires December 2009                          $  2,105,000       (14,987)

    Sold credit default protection on
    Mexico Government International Bond
    and receive .92%

    Broker, Lehman Brothers Special Finance
    Expires December 2009                          $  2,105,000         23,483

    Bought credit default protection on
    Morgan Stanley and pay .47%

    Broker, HSBC Bank USA
    Expires June 2010                              $    510,000        (4,533)

    Bought credit default protection on
    Valero Energy Corp. and pay 1.03%

    Broker, Deutsche Bank AG
    Expires June 2010                              $    510,000       (14,065)

    Bought credit default protection on
    Devon Energy Corp. and pay .48%

    Broker, Deutsche Bank AG
    Expires June 2010                              $  1,015,000        (7,066)

    Sold credit default protection on
    BellSouth Corp. and receive .26%

    Broker, Lehman Brothers Special Finance
    Expires June 2010                              $    500,000          1,513

    Bought credit default protection on
    Devon Energy Corp. and pay .50%

    Broker, Lehman Brothers Special Finance
    Expires June 2010                              $  1,015,000        (7,792)

    Bought credit default protection on
    Valero Energy Corp. and pay 1.00%

    Broker, Lehman Brothers Special Finance
    Expires June 2010                              $    510,000       (14,065)

    Bought credit default protection on
    Goldman Sachs Group, Inc. and pay .45%

    Broker, Lehman Brothers Special Finance
    Expires June 2010                              $    500,000        (4,262)

    Bought credit default protection on
    JPMorgan Chase & Co. and pay .44%

    Broker, Morgan Stanley Capital Services, Inc.
    Expires June 2010                              $    500,000        (5,307)

    Sold credit default protection on
    Wells Fargo & Co. and receive .195%

    Broker, Deutsche Bank AG
    Expires June 2010                              $    500,000          1,958

    Sold credit default protection on Dow
    Jones CDX North America Investment Grade
    Index Series 4 and receive .40%

    Broker, Lehman Brothers Special Finance
    Expires June 2010                              $  5,125,000         26,093

    Sold credit default protection on
    CSX Corp. and receive .34%

    Broker, JPMorgan Chase Bank
    Expires December 2010                          $  1,025,000          3,282

    Bought credit default protection on
    Sara Lee Corp. and pay .57%

    Broker, Lehman Brothers Special Finance
    Expires December 2010                          $  1,025,000        (4,503)

    Bought credit default protection on
    Brunswick Corp. and pay .60%

    Broker, JPMorgan Chase Bank
    Expires December 2010                          $  1,035,000        (7,174)

    Bought credit default protection on
    ConAgra Foods, Inc. and pay .57%

    Broker, Lehman Brothers Special Finance
    Expires December 2010                          $  1,025,000       (10,035)

    Bought credit default protection on HJ
    Heinz Co. and pay .37%

    Broker, UBS Warburg
    Expires December 2010                          $  1,025,000        (3,830)

    Bought credit default protection on
    CVS Corp. and pay .48%

    Broker, Morgan Stanley Capital Services, Inc.
    Expires December 2010                          $  1,035,000        (9,442)

    Sold credit default protection on Goodrich
    Corp. and receive .44%

    Broker, UBS Warburg
    Expires December 2010                          $  1,025,000          4,716

    Bought credit default protection on
    RadioShack Corp. and pay 1.16%

    Broker, UBS Warburg
    Expires December 2010                          $  1,035,000        (4,503)

    Bought credit default protection on
    Campbell Soup Co. and pay .26%

    Broker, UBS Warburg
    Expires December 2010                          $  1,025,000        (4,260)

    Bought credit default protection on
    Kohl's Corp. and pay .39%

    Broker, Morgan Stanley Capital Services, Inc.
    Expires December 2010                          $  1,035,000        (5,449)

    Bought credit default protection on
    TJX Cos, Inc. and pay .57%

    Broker, Morgan Stanley Capital Services, Inc.
    Expires December 2010                          $  1,035,000       (16,283)

    Bought credit default protection on
    Limited Brands, Inc. and pay 1.065%

    Broker, UBS Warburg
    Expires December 2010                          $  1,035,000       (23,732)

    Sold credit default protection on
    Lehman Brothers Holdings, Inc.
    and receive .271%

    Broker, UBS Warburg
    Expires December 2010                          $  1,025,000          1,894

    Sold credit default protection on
    Dow Jones CDX North America Investment
    Grade Index Series 5 and receive .45%

    Broker, Deutsche Bank AG
    Expires December 2010                          $  4,925,000          8,166

    Bought credit default protection on
    Dow Jones CDX North America Investment
    Grade Index Series 5 and pay .55%

    Broker, Lehman Brothers Special Finance
    Expires December 2010                          $  5,125,000       (23,709)

    Bought credit default protection on
    Dow Jones CDX North America Investment
    Grade Index Series 5 and pay .45%

    Broker, JPMorgan Chase Bank
    Expires December 2010                          $  2,590,000        (8,911)

    Sold credit default protection on
    Dow Jones CDX North America Investment
    Grade Index Series 5 and receive .45%

    Broker, Lehman Brothers Special Finance
    Expires December 2010                          $  5,175,000         10,833

    Receive a fixed rate of 4.17% and pay
    3.50% on Treasury Inflation Protected
    Securities (TIPS) adjusted principal

    Broker, Morgan Stanley Capital Services, Inc.
    Expires January 2011                           $  2,525,000      (148,876)

    Bought credit default protection on
    Kohl's Corp. and pay .43%

    Broker, Lehman Brothers Special Finance
    Expires March 2011                             $    995,000        (6,502)

    Bought credit default protection on
    Campbell Soup Co. and pay .25%

    Broker, Lehman Brothers Special Finance
    Expires March 2011                             $    995,000        (3,550)

    Bought credit default protection on
    Sara Lee Corp. and pay .604%

    Broker, JPMorgan Chase Bank
    Expires March 2011                             $    995,000        (4,914)

    Bought credit default protection on
    Limited Brands, Inc. and pay .73%

    Broker, Lehman Brothers Special Finance
    Expires March 2011                             $    995,000        (9,008)

    Sold credit default protection on
    Federated Department Stores, Inc.
    and receive .38%

    Broker, JPMorgan Chase Bank
    Expires March 2011                             $    985,000             29

    Bought credit default protection on
    Tyson Foods, Inc. and pay 1.185%

    Broker, JPMorgan Chase Bank
    Expires June 2011                              $  1,055,000        (6,429)

    Bought credit default protection on
    Computer Sciences Corp. and pay .88%

    Broker, Morgan Stanley Capital Services, Inc.
    Expires June 2011                              $    980,000       (20,467)

    Sold credit default protection on
    Dow Jones CDX North America Investment
    Grade Index Series 6 and receive .40%

    Broker, JPMorgan Chase Bank
    Expires June 2011                              $  9,205,000         17,257

    Receive a floating rate based on
    1-month LIBOR plus .47%, which is
    capped at a fixed coupon of 6.0%,
    and pay a floating rate based on
    1-month LIBOR

    Broker, Credit Suisse First Boston
    Expires June 2011                              $ 23,000,000      (135,148)
                                                                 -------------
    Total                                                        $ (1,027,280)
                                                                 =============


  o Currency Abbreviations:
    EUR    Euro
    USD    U.S. Dollar


Item 2 - Controls and Procedures

2(a) - The registrant's certifying officers have reasonably designed such disclosure controls and procedures to ensure material information relating to the registrant is made known to us by others particularly during the period in which this report is being prepared. The registrant's certifying officers have determined that the registrant's disclosure controls and procedures are effective based on our evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

2(b) - There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act
         (17 CFR 270.30a-3(d)) that occurred during the last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 - Exhibits

Certifications - Attached hereto


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


Intermediate Term Portfolio of Merrill Lynch Bond Fund, Inc.


By:    /s/ Robert C. Doll, Jr.
       -----------------------
       Robert C. Doll, Jr.
       Chief Executive Officer
       Intermediate Term Portfolio of Merrill Lynch Bond Fund, Inc.


Date:  August 23, 2006


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:    /s/ Robert C. Doll, Jr.
       -----------------------
       Robert C. Doll, Jr.
       Chief Executive Officer
       Intermediate Term Portfolio of Merrill Lynch Bond Fund, Inc.


Date:  August 23, 2006


By:    /s/ Donald C. Burke
       -------------------
       Donald C. Burke
       Chief Financial Officer
       Intermediate Term Portfolio of Merrill Lynch Bond Fund, Inc.


Date:  August 23, 2006